Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2025
Artisan Floating Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Floating Rate FundInvestor: ARTUX |  Advisor: APDUX |  Institutional: APHUX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return through a combination of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	31 January 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.77%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” shown are for the fiscal year ended 30 September 2024 and are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio comprised primarily of floating rate debt instruments that are attractively valued, including, without limitation, floating rate leveraged loans, which could include, among other types of loans, senior secured loans, unsecured loans, second lien loans, bridge loans and junior loans.The Fund’s investment team’s research process has four primary pillars:■Business Quality—The team uses a variety of sources to understand the resiliency of an issuer’s business model. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, barriers to entry, the dynamics of industry participants, and the decision-making history of the issuer’s management and, when applicable, financial equity sponsor. As part of the team’s analysis of a company’s business quality, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Financial Strength and Flexibility—The team believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, asset or collateral coverage, financial covenants, amortization schedules and overall financial transparency.■Downside Analysis—The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure. ■Value Identification—The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure and against industry peers, catalysts for business improvement and potential value stemming from market or industry dislocations and/or mergers and acquisitions (“M&A”).Under normal circumstances, the Fund will invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in floating rate debt instruments and other investments that are the economic equivalent of floating rate debt instruments or enable the Fund to achieve a floating rate of income. Floating rate debt instruments for this purpose are those debt obligations of companies or other entities that have (a) interest at rates that adjust periodically, often, though not necessarily, based on a benchmark rate plus a premium or spread over the benchmark rate, or (b) maturities of six months or less even if the interest rates do not adjust periodically. The benchmark rate usually is the Prime Rate, Secured Overnight Funding Rate (“SOFR”), the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders. In addition, fixed-rate investments with respect to which the Fund has entered into derivative instruments, such as, for example, interest rate swaps, to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments; exchange-traded funds (“ETFs”) or notes that provide exposure to floating or adjustable rate loans or obligations; and cash and cash equivalents (for example, money market funds) are examples of other investments considered by the Fund to be eligible for the purpose of satisfying the 80% policy.Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” Although the Fund expects to primarily invest in instruments that are rated below investment grade (or unrated but determined by Artisan Partners to be of comparable quality) at the time of purchase, the Fund may invest without limit in instruments of any credit quality, including investment grade instruments and securities of stressed or distressed issuers. The Fund may invest in debt securities of any maturity.The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the US dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation.In addition to floating rate debt instruments, the Fund also may invest in other corporate fixed income instruments of varying maturities, including fixed-rate instruments, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). The Fund also may invest in ETFs.The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund may also use derivatives to manage liquidity risk. The Fund’s investments in derivative instruments may include investments in, among other instruments, futures contracts, swap contracts and certain currency instruments such as currency forward contracts and currency swap contracts.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers ESG factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider ESG factors.■Loan Risks—Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. The Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which the Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.■Credit Risks—An issuer or counterparty may fail to pay its obligations to the Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.■High Yield Securities (“Junk Bond”) Risks—Fixed income instruments rated below investment grade, or unrated securities that are determined by Artisan Partners to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.■Interest Rate Risks—The values of debt instruments held by the Fund generally will fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.■Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk and high yield securities (“junk bond”) risk, as described above.■Liquidity Risks—Liquidity risk is the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.■Valuation Risks—The Fund’s investments are valued in accordance with Artisan Partners’ valuation policies. The valuation of any investment involves inherent uncertainty. The value of a security determined in accordance with the valuation policies may differ materially from the value that could have been realized in an actual sale or transfer for a variety of reasons, including the timing of the transaction and liquidity in the market.■Stressed and Distressed Instruments Risks—Investments in the securities of financially stressed or distressed issuers involve substantial risks, including the risk that all or a portion of principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. As with any issuer, the team’s judgments about the credit quality of a financially stressed or distressed issuer and the relative value of its securities may prove to be wrong.■Futures Contract Risks—The Fund may enter into futures contracts, in which the Fund agrees to buy or sell a security or other asset on a specified future date at a specified price or rate. There are risks associated with futures contracts, including that the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures; there may not be a liquid secondary market for a futures contract; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts.■Counterparty Risks—The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund. If a counterparty becomes bankrupt or insolvent or otherwise fails to perform its obligations to the Fund due to financial difficulties, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) from the counterparty.■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.■Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.■Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.■Private Placement and Restricted Securities Risks—In addition to the general risks to which all securities are subject, securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at a favorable time or price. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities. Issuers of private placements or other restricted securities may include special purpose vehicles (“SPVs”) that hold underlying assets to which the Fund wants to gain exposure. The Fund may have the right to receive payments only from the SPV, and may not have direct rights against the issuer of the underlying assets. Investors in such SPVs generally pay their share of the SPV’s administrative and other expenses, including management fees.■Leverage Risks—Certain transactions, including, for example, the use of certain derivatives and borrowing money, can result in leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize and creates the likelihood of greater volatility of the value of the Fund’s investments. There is risk of loss in excess of invested capital.■LIBOR Replacement Risks—The coupons on variable and floating rate investments in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate investment is generally based on an interest rate such as a money-market index, an alternative near risk-free rate (“RFRs”) such as SOFR (as defined below) or a Treasury bill rate. In addition, certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to an RFR, such as SOFR. Some floating or variable rate obligations or investments of a Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. It is expected that the financing arrangements entered into by the Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a “backward” looking basis and therefore are only known at the end of an interest period, whereas LIBOR was a “forward” looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. Given the relative novelty of the use of RFRs in financial markets, the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect the Fund’s investments (including in respect of its volatility, value and liquidity) and, as a result, its performance and/or NAV.■ETF Risks—ETFs generally expose their shareholders to the risks associated with the assets in which the ETF invests. Additionally, as exchange-traded investment vehicles, ETFs may involve market risk, management risk and (for index funds) tracking risk. If the Fund acquires shares of an ETF, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF.■Convertible Securities Risks—Investing in convertible securities subjects the Fund to the risks of debt, but also the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund.■Derivatives Risks—A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indexes. These instruments include, among others, participation certificates, credit default swaps, currency forward contracts, currency swap contracts and other swap agreements and similar instruments. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners.In addition to the risks of an adverse change in the value of the underlying reference asset, the Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), have resulted in, and may in the future result in, new regulation of derivative instruments and the Fund’s use of such instruments. New regulations could, among other things, restrict the Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and the Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose.■Government Securities Risks—The Fund invests in securities issued or guaranteed by the US Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by US Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the US Government and no assurance can be given that the US Government would provide financial support.■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.■Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter4.23September 30, 2023Lowest Quarter-4.28June 30, 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns—(For Periods Ended 31 December 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2024. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2024 (%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.
Artisan Floating Rate Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Artisan Floating Rate Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	510
5 Years	rr_ExpenseExampleYear05	921
10 Years	rr_ExpenseExampleYear10	$ 2,068
2022	rr_AnnualReturn2022	(2.02%)
2023	rr_AnnualReturn2023	13.57%
2024	rr_AnnualReturn2024	7.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
1-Year	rr_AverageAnnualReturnYear01	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Artisan Floating Rate Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	$ 1,727
1-Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Artisan Floating Rate Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	$ 1,537
1-Year	rr_AverageAnnualReturnYear01	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Artisan Floating Rate Fund | Return After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Artisan Floating Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Artisan Floating Rate Fund | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Artisan Floating Rate Fund | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Artisan Floating Rate Fund | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Artisan Floating Rate Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Artisan Floating Rate Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Artisan Floating Rate Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)

[1]	“Acquired Fund Fees and Expenses” shown are for the fiscal year ended 30 September 2024 and are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.20% of the average daily net assets of Investor Shares, 1.10% of the average daily net assets of Advisor Shares and 1.05% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2026.